Note 8 - Equity Plans and Related Equity Activities (Details Textual) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Dec. 15, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Feb. 28, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023
Common Stock, Capital Shares Reserved for Future Issuance (in shares)						13,334,569		9,891,139
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)						4 years		4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in shares)									5,122
Share-Based Payment Arrangement, Expense						$ 487,000	$ 421,000	$ 1,883,000	$ 1,143,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount								$ 4,200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)						0	524,253	2,097,010
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)							$ 4.79	$ 3.18
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)								$ 2.30	$ 3.39
Restricted Stock, Value, Shares Issued Net of Tax Withholdings						$ 6,000		$ 43,000
Operating Expenses						$ 6,216,000	$ 9,094,000	$ 32,686,000	$ 28,957,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value (in dollars per share)							$ 3.42
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value							$ 1,800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)						80,751	580,333	839,156
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in dollars per share)						$ 3.74	$ 2.30	$ 1.45
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)						0		75,550
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value							$ 100,000	$ 0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)								2 years 7 months 6 days
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount						$ 3,600,000
Incentive Stock Option [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)						7,026,454		5,904,977
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense									$ 20,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount						$ 60,000		$ 60,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)						2 years 4 months 24 days
Nonstatutory Stock Option [Member] | Non Executive Board [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount						$ 1,100,000
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount						200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested						$ 300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)	121,804					10,823		80,668
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in shares)	41,136					6,993		42,415
Operating Expenses						$ 5,000		$ 300,000
Share Based Compensation Arrangement, Number of Options for Which Repricing Approved for Various Employees (in shares)						482,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value (in dollars per share)						$ 0.52
Restricted Stock Units (RSUs) [Member] | Units Granted October 2022 [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount						$ 100,000
Operating Expenses						$ 200,000
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%
Two Thousand Twenty Two Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)						2,573,405		2,573,405
Common Stock, Capital Shares Reserved for Future Issuance (in shares)						3,216,756		3,216,756		1,132,300
Annual Increase in Shares Reserved For Issuance as A Percentage of Common Shares Outstanding						5.00%		5.00%
Two Thousand Twenty Two Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)		243,618
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)		$ 2.46
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested		$ 600,000
Two Thousand Twenty Two Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period (in shares)						3,461,319		3,461,319
Two Thousand and Ten Equity Incentive Plan or Two Thousand and Twenty Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Non Executive Board [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award (in shares)					20,489
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)					10 years
Two Thousand and Ten Equity Incentive Plan or Two Thousand and Twenty Equity Incentive Plan [Member] | Nonstatutory Stock Option [Member] | Non Executive Board [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			3 years
Share-Based Payment Arrangement, Expense						$ 100,000		$ 100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)			700,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)			$ 2.65
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)			1.96
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value (in dollars per share)			$ 1,300,000
Equity Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)				257,341		483,801
Common Stock, Capital Shares Reserved for Future Issuance (in shares)						483,801		257,341		226,460
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)				24 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value						$ 37,000		$ 39,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Maximum Employee Subscription Rate				15.00%
Share Based Compensation Arrangement By Share Based Payment Award, Maximum Employee Subscription Amount				$ 25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent				85.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period (in shares)						0		0
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount						$ 100,000		$ 300,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)						1 year 7 months 6 days